UNE-Q1

Quarterly Report
December 31, 2025
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.0%
BWX Technologies, Inc.	9,314	$1,609,832
Curtiss-Wright Corp.	8,704	4,798,254
General Dynamics Corp.	10,839	3,649,057
General Electric Co.	97,993	30,184,784
Leidos Holdings, Inc.	52,722	9,511,049
		$49,752,976
Automotive – 1.6%
Aptiv PLC (a)	88,290	$6,717,986
Tesla, Inc. (a)	42,624	19,168,865
		$25,886,851
Biotechnology – 0.8%
Gilead Sciences, Inc.	101,061	$12,404,227
Illumina, Inc. (a)	12,702	1,665,995
		$14,070,222
Broadcasting – 2.3%
Netflix, Inc. (a)	199,491	$18,704,276
Spotify Technology S.A. (a)	24,101	13,995,692
TKO Group Holdings, Inc.	27,732	5,795,988
		$38,495,956
Brokerage & Asset Managers – 2.2%
Citigroup, Inc.	248,951	$29,050,092
Interactive Brokers Group, Inc.	59,613	3,833,712
Raymond James Financial, Inc.	10,055	1,614,732
XP, Inc.	118,215	1,935,180
		$36,433,716
Business Services – 0.9%
Dropbox, Inc. (a)	235,447	$6,545,426
Verisk Analytics, Inc., “A”	40,285	9,011,352
		$15,556,778
Chemicals – 0.2%
Eastman Chemical Co.	50,529	$3,225,266
Computer Software – 10.0%
Guidewire Software, Inc. (a)	27,660	$5,559,937
Intuit, Inc.	13,584	8,998,313
Microsoft Corp.	205,158	99,218,512
Okta, Inc. (a)	205,986	17,811,609
Palantir Technologies, Inc. (a)	14,170	2,518,717
Salesforce, Inc.	85,170	22,562,385
VeriSign, Inc.	5,789	1,406,438
Zoom Communications, Inc. (a)	86,517	7,465,552
		$165,541,463
Computer Software - Systems – 7.7%
Apple, Inc.	396,961	$107,917,817
Arista Networks, Inc. (a)	150,120	19,670,224
		$127,588,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.5%
CRH PLC	48,836	$6,094,733
Mohawk Industries, Inc. (a)	15,852	1,732,623
		$7,827,356
Consumer Products – 0.6%
Colgate-Palmolive Co.	124,387	$9,829,061
Consumer Services – 1.2%
Booking Holdings, Inc.	3,109	$16,649,721
Uber Technologies, Inc. (a)	49,938	4,080,434
		$20,730,155
Electrical Equipment – 1.3%
Amphenol Corp., “A”	79,405	$10,730,792
Eaton Corp. PLC	28,269	9,003,959
nVent Electric PLC	16,725	1,705,448
		$21,440,199
Electronics – 14.2%
Broadcom, Inc.	124,333	$43,031,651
KLA Corp.	9,913	12,045,088
Lam Research Corp.	179,179	30,671,861
Micron Technology, Inc.	12,687	3,620,997
NVIDIA Corp.	781,286	145,709,839
		$235,079,436
Energy - Independent – 1.7%
ConocoPhillips	17,831	$1,669,160
EOG Resources, Inc.	84,299	8,852,238
Phillips 66	119,903	15,472,283
Valero Energy Corp.	13,590	2,212,316
		$28,205,997
Energy - Integrated – 0.1%
Exxon Mobil Corp.	10,805	$1,300,274
Energy - Renewables – 0.6%
AES Corp.	113,319	$1,624,995
GE Vernova, Inc.	13,669	8,933,648
		$10,558,643
Food & Beverages – 1.3%
General Mills, Inc.	60,424	$2,809,716
Ingredion, Inc.	14,766	1,628,099
Monster Worldwide, Inc. (a)	199,481	15,294,208
PepsiCo, Inc.	7,943	1,139,980
		$20,872,003
Gaming & Lodging – 0.4%
Viking Holdings Ltd. (a)	82,829	$5,914,819
General Merchandise – 0.8%
Dollar General Corp.	95,392	$12,665,196
Health Maintenance Organizations – 1.4%
Cigna Group	71,355	$19,639,036
Humana, Inc.	15,575	3,989,225
		$23,628,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.0%
Ameriprise Financial, Inc.	43,586	$21,371,959
Berkshire Hathaway, Inc., “B” (a)	19,047	9,573,975
Chubb Ltd.	10,856	3,388,375
Corebridge Financial, Inc.	95,333	2,876,197
Equitable Holdings, Inc.	347,490	16,557,898
Everest Group Ltd.	3,824	1,297,674
Hartford Insurance Group, Inc.	57,184	7,879,955
Principal Financial Group, Inc.	34,337	3,028,867
		$65,974,900
Interactive Media Services – 8.0%
Alphabet, Inc., “A”	133,107	$41,662,491
Alphabet, Inc., “C”	110,477	34,667,683
Meta Platforms, Inc., “A”	84,657	55,881,239
		$132,211,413
Leisure & Toys – 0.3%
Roblox Corp., “A” (a)	58,084	$4,706,547
Machinery & Tools – 2.3%
AGCO Corp.	91,227	$9,516,800
Caterpillar, Inc.	6,979	3,998,060
Deere & Co.	3,493	1,626,236
Trane Technologies PLC	4,486	1,745,951
Wabtec Corp.	99,624	21,264,743
		$38,151,790
Major Banks – 1.5%
JPMorgan Chase & Co.	21,757	$7,010,540
Wells Fargo & Co.	195,679	18,237,283
		$25,247,823
Medical & Health Technology & Services – 1.8%
IQVIA Holdings, Inc. (a)	6,952	$1,567,050
McKesson Corp.	31,676	25,983,506
Ventas, Inc., REIT	38,147	2,951,815
		$30,502,371
Medical Equipment – 1.0%
Align Technology, Inc. (a)	24,446	$3,817,243
Boston Scientific Corp. (a)	41,572	3,963,890
Medtronic PLC	83,523	8,023,219
Thermo Fisher Scientific, Inc.	2,855	1,654,330
		$17,458,682
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	25,846	$4,332,565
Network & Telecom – 0.8%
Qualcomm, Inc.	80,246	$13,726,078
Oil Services – 1.3%
TechnipFMC PLC	477,567	$21,280,386
Other Banks & Diversified Financials – 6.5%
American Express Co.	14,005	$5,181,150
Mastercard, Inc., “A”	48,578	27,732,209
Northern Trust Corp.	183,477	25,061,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Popular, Inc.	133,974	$16,682,442
Visa, Inc., “A”	96,265	33,761,098
		$108,418,022
Pharmaceuticals – 5.2%
AbbVie, Inc.	41,445	$9,469,768
Bristol-Myers Squibb Co.	219,036	11,814,802
Eli Lilly & Co.	6,918	7,434,636
Johnson & Johnson	167,062	34,573,481
Pfizer, Inc.	587,087	14,618,466
Vertex Pharmaceuticals, Inc. (a)	20,568	9,324,709
		$87,235,862
Real Estate – 1.0%
Essential Properties Realty Trust, REIT	43,393	$1,287,036
Jones Lang LaSalle, Inc. (a)	16,810	5,656,061
W.P. Carey, Inc., REIT	160,334	10,319,096
		$17,262,193
Real Estate - Office – 0.4%
Cousins Properties, Inc., REIT	235,409	$6,068,844
Restaurants – 1.0%
Aramark	472,232	$17,406,472
Specialty Chemicals – 0.4%
RPM International, Inc.	57,766	$6,007,664
Specialty Stores – 6.2%
Amazon.com, Inc. (a)	323,777	$74,734,207
Home Depot, Inc.	16,965	5,837,657
O'Reilly Automotive, Inc. (a)	231,819	21,144,211
Tapestry, Inc.	16,334	2,086,995
		$103,803,070
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	18,082	$3,174,657
Tobacco – 1.7%
Altria Group, Inc.	327,076	$18,859,202
Philip Morris International, Inc.	53,726	8,617,651
		$27,476,853
Utilities - Electric Power – 2.6%
Edison International	338,777	$20,333,396
NextEra Energy, Inc.	123,323	9,900,370
PG&E Corp.	846,348	13,600,812
		$43,834,578
Total Common Stocks		$1,648,883,439
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.82% (v)	11,389,454	$11,391,732

Other Assets, Less Liabilities – 0.0%		224,445
Net Assets – 100.0%		$1,660,499,616

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,391,732 and
$1,648,883,439, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,648,883,439	$—	$—	$1,648,883,439
Investment Companies	11,391,732	—	—	11,391,732
Total	$1,660,275,171	$—	$—	$1,660,275,171
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,621,973	$42,921,781	$39,152,946	$1,066	$(142)	$11,391,732

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$95,905	$—